UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments

VCA-11

Schedule of Investments as of September 30, 2006 (Unaudited)

SHORT TERM - INVESTMENTS 101.2%	Principal Amount (000)	Value
Certificates of Deposit -3.3%
Bank Of America Corp.
5.29%, 8/23/2007	1,000	$1,000,000
Rabobank Nederland NV
5.04%, 1/12/2007	1,000	999,488

		1,999,488

Commercial Paper(a) - 56.2%
Amsterdam Funding Corp., 144A
5.27%, 11/2/2006	2,000	1,989,167
Alliance Leicester PLC, 144A
5.34%, 12/4/2006	1,000	982,645
Bank Of America Corp.
5.20%, 3/22/2007	2,000	1,947,711
Barclays Funding Corp.
5.40%, 11/24/2006	1,200	1,177,320
Barton Capital Corp., 144A
5.31%, 10/20/2006	993	989,924
Cafco, LLC, 144A
5.27%, 11/16/2006	755	749,584
Daimler Chrysler Revolving Auto
5.27%, 10/18/2006	3,000	2,987,703
DNB NOR Bank ASA
5.22%, 3/21/2007	1,000	973,900
Edison Asset Securitization, LLC, 144A
5.39%, 11/6/2006	950	934,639
5.27%, 11/20/2006	900	889,987
ING America Insurance Holdings
5.29%, 10/20/2006	1,980	1,959,052
5.27%, 11/27/2006	1,100	1,086,635
Irish Life & Permanent PLC, 144A
5.35%, 10/23/2006	297	293,469
5.27%, 12/18/2006	700	690,265
Nestle Capital Corp., 144A
5.18%, 8/10/2007	1,000	949,400
Old Line Funding Corp., 144A
5.27%, 11/8/2006	1,635	1,621,370
Park Grande, LLC, 144A
5.28%, 10/26/2006	1,000	995,747
PB Finace, Delaware
5.29%, 11/6/2006	2,102	2,083,159
5.35%, 10/6/2006	1,000	991,083
Prudential PLC, 144A
5.25%, 12/12/2006	1,000	988,188
Skandinaviska Enskilda Banken AB, 144A
5.29%, 11/29/2006	1,000	999,992
Societe Generale NA.
5.27%, 12/21/2006	900	885,903
Swiss Re Financial Products, 144A
5.27%, 12/6/2006	1,000	986,825
Toyota Motor Credit Corp.,
5.12%, 3/1/2007	1,000	961,885
Tulip Funding Corp., 144A
5.40%, 10/16/2006	1,000	986,350
UBS Finance (Delaware) LLC,
5.36%, 10/26/2006	1,900	1,875,672
Windmill Funding Corp., 144A
5.27%, 10/6/2006	2,000	1,985,068

		33,962,643

Other Corporate Obligations - 36.4%
Allstate Corp.,
5.375%, 12/1/2006	1,000	1,000,883
American Express Credit Corp., MTN
5.43%, 10/5/2007(b)	1,000	1,000,000
Branch Banking & Trust., MTN
5.461%, 6/4/2007	2,000	2,001,053
Caja Madrid
5.369%, 10/19/2007	1,000	1,000,000
General Electric Cap Corp.,
5.455%, 7/9/2007(b)	1,500	1,500,346
Genworth Life Insurance Co.,
5.41%, 10/24/2007(b)(c)	1,000	1,000,000
HSBC Finance Corp., MTN
5.15%, 4/15/2007	1,000	999,278
Irish Life & Permanent PLC, MTN, 144A
5.37%, 10/19/2007	2,000	1,999,866
Merrill Lynch & Co., MTN
5.58%, 7/11/2007(b)	1,000	1,000,000
5.34%, 10/15/2007(b)	500	500,000
MetLife Insurance Co.,
5.40%, 10/2/2006(b)(c)	2,000	2,000,000
5.383%, 10/1/2007(b)(c)	1,000	1,000,000
Morgan Stanley, MTN
5.35%, 10/3/2007(b)	2,000	2,000,000
Paccar Financial Corp., MTN
5.33%, 10/12/2007(b)	1,000	1,000,000
Pacific Life Insurance Co.,
5.51%, 7/13/2007(b)(c)	1,000	1,000,000
Royal Bank of Canada, MTN
5.36%, 10/9/2007(b)	1,000	1,000,000
Skandinaviska Enskilda Banken AB, 144A
5.33%, 10/16/2007(b)	2,000	2,000,000

		22,001,426

U.S. Government Agencies - 3.2%
Federal Home Loan Bank,
5.555%, 8/15/2007	1,000	1,000,000
5.32%, 10/9/2007	945	944,542

		1,944,542

Repurchase Agreements (d)- 2.1%
Lehman Brothers Inc.
5.40%, dated 9/30/2006, due 10/2/2006 in the amount of $1,244,560
(cost $1,244,000; the value of the collateral including accrued interest was $1,269,726.)	1,244	1,244,000

Total Investments - 101.2%
(Cost: $61,152,099)		61,152,099
Liabilities in Excess of Other Assets - (1.2)%		(717,562)

Net Assets - 100%		$60,434,537

The following abbreviation is used in the portfolio descriptions;

MTN - Medium Term Notes

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
(a)	Percentage quoted represents yield-to-maturity as of the purchase date.
(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(c)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $5,000,000. The aggregate value of $5,000,000 represents 8.3% of net assets.
(d)	Repurchase agreement is collateralized by federal agency obligations.

VARIABLE CONTRACT ANNUITY 11

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

In connection with transactions in repurchase agreements with United States Financial Institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.